Subsequent Event (Details) - USD ($)	Mar. 21, 2016	Feb. 08, 2016	Dec. 29, 2015	Sep. 30, 2016	Oct. 30, 2015	Sep. 30, 2015
Subsequent Event [Line Items]
Subscription receivable					$ (350,000)	$ 350,000
Common Stock, authorized	360,000,000			360,000,000		360,000,000
Common stock, par value (in dollars per share)	$ 0.001			$ 0.001		$ 0.001
Description of forward split	1 to 3:141
Total consideration amount			$ 100,000,000
Licensing rights term			10 years
Share Exchange Agreement [Member]
Subsequent Event [Line Items]
Common stock issued post-stock split		164,387,376
Common stock issued pre-stock split		52,336,000
Share Exchange Agreement 1 [Member]
Subsequent Event [Line Items]
Common stock issued post-stock split		166,273,921
Common stock issued pre-stock split		52,936,583
Share Exchange Agreement 2 [Member]
Subsequent Event [Line Items]
Common stock issued post-stock split		163,159,952
Common stock issued pre-stock split		51,945,225
Percentage of common shares issued and outstanding		79.70%
Percentage of issued share capital		100.00%
Share Exchange Agreement 3 [Member]
Subsequent Event [Line Items]
Common stock issued post-stock split		166,273,921
Common stock issued pre-stock split		52,936,583
Exchange ratio		0.2536-for-1
Share Exchange Agreement 4 [Member]
Subsequent Event [Line Items]
Common stock issued post-stock split		205,519,223
Common stock issued pre-stock split		65,431,144
Percentage of common shares issued and outstanding		79.70%